UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5586

                      OPPENHEIMER CALIFORNIA MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: OCTOBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--101.8%
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--91.2%
$      3,025,000       ABAG Finance Authority for NonProfit
                       Corporations (Channing House) 1                      5.500%           02/15/2029     $  3,119,078
------------------------------------------------------------------------------------------------------------------------
       1,000,000       ABAG Finance Authority for NonProfit
                       Corporations (Schools of Sacred Heart) 1             6.450            06/01/2030        1,063,920
------------------------------------------------------------------------------------------------------------------------
          90,000       ABAG Finance Authority for NonProfit
                       Corporations COP                                     6.000            08/15/2020           91,943
------------------------------------------------------------------------------------------------------------------------
         450,000       ABAG Finance Authority for NonProfit
                       Corporations COP (American Baptist Homes
                       of the West)                                         5.750            10/01/2017          452,367
------------------------------------------------------------------------------------------------------------------------
         250,000       ABAG Finance Authority for NonProfit
                       Corporations COP (Lytton Gardens)                    6.000            02/15/2019          262,453
------------------------------------------------------------------------------------------------------------------------
         440,000       ABAG Finance Authority for NonProfit
                       Corporations COP (O'Connor Woods)                    6.200            11/01/2029          466,294
------------------------------------------------------------------------------------------------------------------------
       4,300,000       ABAG Finance Authority for NonProfit
                       Corporations COP (Redwood Senior Homes
                       & Services) 1                                        6.125            11/15/2032        4,595,883
------------------------------------------------------------------------------------------------------------------------
          55,000       Adelanto Improvement Agency, Series B                5.500            12/01/2023           55,101
------------------------------------------------------------------------------------------------------------------------
          50,000       Adelanto Public Financing Authority                  6.300            09/01/2028           51,446
------------------------------------------------------------------------------------------------------------------------
       5,295,000       Agua Mansa Industrial Growth Association
                       Special Tax                                          6.500            09/01/2033        5,598,456
------------------------------------------------------------------------------------------------------------------------
       1,500,000       Alameda COP                                          5.750            12/01/2021        1,568,940
------------------------------------------------------------------------------------------------------------------------
         200,000       Alameda Public Financing Authority                   5.450            09/02/2014          204,696
------------------------------------------------------------------------------------------------------------------------
       1,695,000       American Canyon Financing Authority
                       (American Canyon Road East)                          5.100            09/02/2035        1,644,099
------------------------------------------------------------------------------------------------------------------------
       4,000,000       Anaheim Public Financing Authority RITES 2          10.120 3          12/28/2018        4,685,960
------------------------------------------------------------------------------------------------------------------------
       3,255,000       Apple Valley Redevel. Agency Tax Allocation          5.000            06/01/2035        3,270,852
------------------------------------------------------------------------------------------------------------------------
         500,000       Arvin Community Redevel. Agency                      5.000            09/01/2025          476,675
------------------------------------------------------------------------------------------------------------------------
       2,435,000       Arvin Community Redevel. Agency                      5.125            09/01/2035        2,320,531
------------------------------------------------------------------------------------------------------------------------
       4,025,000       Aztec Shops Auxiliary Organization (San Diego
                       State University) 1                                  6.000            09/01/2031        4,249,474
------------------------------------------------------------------------------------------------------------------------
       2,500,000       Azusa Special Tax Community Facilities
                       District (Mountain Cove)                             6.000            09/01/2032        2,575,200
------------------------------------------------------------------------------------------------------------------------
          75,000       Bay Area Governments Association (Windmere
                       Ranch)                                               6.150            09/02/2029           82,410
------------------------------------------------------------------------------------------------------------------------
       1,500,000       Beaumont Financing Authority, Series A               5.750            09/01/2034        1,540,650
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Beaumont Financing Authority, Series B               5.350            09/01/2028          999,270
------------------------------------------------------------------------------------------------------------------------
       1,490,000       Beaumont Financing Authority, Series B               5.400            09/01/2035        1,486,588
------------------------------------------------------------------------------------------------------------------------
       5,000,000       Beaumont Financing Authority, Series B 1             6.000            09/01/2034        5,220,300
------------------------------------------------------------------------------------------------------------------------
       1,500,000       Beaumont Financing Authority, Series B               6.000            09/01/2034        1,571,085
------------------------------------------------------------------------------------------------------------------------
       2,875,000       Beaumont Financing Authority, Series D               5.800            09/01/2035        2,964,585
------------------------------------------------------------------------------------------------------------------------
         400,000       Berkeley GO                                          5.625            09/01/2027          408,692
------------------------------------------------------------------------------------------------------------------------
         500,000       Blythe Community Facilities District Special
                       Tax (Hidden Beaches)                                 5.300            09/01/2035          477,285
------------------------------------------------------------------------------------------------------------------------
          30,000       Blythe Redevel. Agency (Redevel. Project No. 1
                       Tax Allocation)                                      5.650            05/01/2029           30,945
------------------------------------------------------------------------------------------------------------------------
       1,595,000       CA County Tobacco Securitization Agency (TASC)
                       1                                                    5.750            06/01/2027        1,667,238
------------------------------------------------------------------------------------------------------------------------
       4,350,000       CA County Tobacco Securitization Agency (TASC)       5.750            06/01/2029        4,547,012
------------------------------------------------------------------------------------------------------------------------
       6,230,000       CA County Tobacco Securitization Agency (TASC)       5.875            06/01/2027        6,534,086
------------------------------------------------------------------------------------------------------------------------
       9,125,000       CA County Tobacco Securitization Agency (TASC)       5.875            06/01/2035        9,604,336
------------------------------------------------------------------------------------------------------------------------
         240,000       CA County Tobacco Securitization Agency (TASC)       5.875            06/01/2043          269,455
------------------------------------------------------------------------------------------------------------------------


1           |          OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      1,250,000       CA County Tobacco Securitization Agency (TASC)
                       1                                                    5.875%           06/01/2043     $  1,315,300
------------------------------------------------------------------------------------------------------------------------
         140,000       CA County Tobacco Securitization Agency (TASC)       5.875            06/01/2043          157,182
------------------------------------------------------------------------------------------------------------------------
      10,500,000       CA County Tobacco Securitization Agency (TASC)       6.000            06/01/2035       11,122,755
------------------------------------------------------------------------------------------------------------------------
      21,875,000       CA County Tobacco Securitization Agency (TASC)       6.000            06/01/2042       23,176,125
------------------------------------------------------------------------------------------------------------------------
      10,025,000       CA County Tobacco Securitization Agency (TASC)       6.125            06/01/2038       10,691,061
------------------------------------------------------------------------------------------------------------------------
          50,000       CA County Tobacco Securitization Agency (TASC)       6.125            06/01/2043           53,322
------------------------------------------------------------------------------------------------------------------------
         100,000       CA Department of Veterans Affairs Home Purchase      5.100            12/01/2019          100,053
------------------------------------------------------------------------------------------------------------------------
          75,000       CA Department of Veterans Affairs Home Purchase      5.200            12/01/2027           75,032
------------------------------------------------------------------------------------------------------------------------
          65,000       CA Department of Veterans Affairs Home Purchase      5.500            12/01/2019           67,991
------------------------------------------------------------------------------------------------------------------------
          20,000       CA Department of Water Resources (Center
                       Valley)                                              5.000            12/01/2029           20,258
------------------------------------------------------------------------------------------------------------------------
         190,000       CA Educational Facilities Authority (Carnegie
                       Institution of Washington)                           5.600            10/01/2023          190,372
------------------------------------------------------------------------------------------------------------------------
          25,000       CA Educational Facilities Authority (Golden
                       Gate University)                                     5.500            10/01/2031           25,532
------------------------------------------------------------------------------------------------------------------------
       1,000,000       CA Educational Facilities Authority (Western
                       University Health Sciences) 1                        6.000            10/01/2032        1,059,380
------------------------------------------------------------------------------------------------------------------------
          45,000       CA GO                                                5.000            04/01/2022           46,329
------------------------------------------------------------------------------------------------------------------------
         500,000       CA GO                                                5.000            02/01/2023          513,150
------------------------------------------------------------------------------------------------------------------------
         130,000       CA GO                                                5.000            10/01/2023          132,282
------------------------------------------------------------------------------------------------------------------------
         100,000       CA GO                                                5.000            02/01/2024          102,499
------------------------------------------------------------------------------------------------------------------------
          75,000       CA GO                                                5.000            08/01/2024           77,653
------------------------------------------------------------------------------------------------------------------------
         310,000       CA GO                                                5.000            03/01/2028          317,480
------------------------------------------------------------------------------------------------------------------------
          10,000       CA GO                                                5.000            02/01/2029           10,157
------------------------------------------------------------------------------------------------------------------------
         100,000       CA GO                                                5.000            02/01/2032          101,185
------------------------------------------------------------------------------------------------------------------------
          30,000       CA GO                                                5.000            02/01/2032           30,601
------------------------------------------------------------------------------------------------------------------------
          15,000       CA GO                                                5.000            02/01/2033           15,411
------------------------------------------------------------------------------------------------------------------------
           5,000       CA GO                                                5.125            02/01/2027            5,134
------------------------------------------------------------------------------------------------------------------------
          20,000       CA GO                                                5.125            03/01/2031           20,533
------------------------------------------------------------------------------------------------------------------------
          50,000       CA GO                                                5.125            06/01/2031           50,896
------------------------------------------------------------------------------------------------------------------------
         100,000       CA GO                                                5.150            10/01/2019          100,771
------------------------------------------------------------------------------------------------------------------------
          25,000       CA GO                                                5.500            04/01/2019           25,241
------------------------------------------------------------------------------------------------------------------------
           5,000       CA GO                                                5.500            03/01/2020            5,036
------------------------------------------------------------------------------------------------------------------------
           5,000       CA GO                                                5.500            10/01/2022            5,031
------------------------------------------------------------------------------------------------------------------------
         200,000       CA GO                                                6.250            10/01/2019          201,008
------------------------------------------------------------------------------------------------------------------------
       6,785,000       CA Golden State Tobacco Securitization Corp.         6.250            06/01/2033        7,455,901
------------------------------------------------------------------------------------------------------------------------
      38,440,000       CA Golden State Tobacco Securitization Corp.         6.625            06/01/2040       43,413,367
------------------------------------------------------------------------------------------------------------------------
       9,155,000       CA Golden State Tobacco Securitization Corp.         6.750            06/01/2039       10,443,566
------------------------------------------------------------------------------------------------------------------------
       1,350,000       CA Golden State Tobacco Securitization Corp. 1       7.800            06/01/2042        1,642,680
------------------------------------------------------------------------------------------------------------------------
       2,000,000       CA Golden State Tobacco Securitization Corp. 1       7.900            06/01/2042        2,446,380
------------------------------------------------------------------------------------------------------------------------
      40,000,000       CA Golden State Tobacco Securitization Corp.
                       (TASC)                                               5.000            06/01/2045       40,134,400
------------------------------------------------------------------------------------------------------------------------
       2,810,000       CA Golden State Tobacco Securitization Corp.
                       (TASC) 1                                             7.875            06/01/2042        3,432,668
------------------------------------------------------------------------------------------------------------------------
         150,000       CA Golden State Tobacco Securitization Corp.
                       (TASC)                                               7.875            06/01/2042          183,239
------------------------------------------------------------------------------------------------------------------------
       7,000,000       CA Golden State Tobacco Securitization Corp.
                       RITES 2                                              9.158 3          06/01/2043        9,233,140
------------------------------------------------------------------------------------------------------------------------
         140,000       CA Health Facilities Financing Authority
                       (Small Facilities Loan), Series B                    7.400            04/01/2014          143,216
------------------------------------------------------------------------------------------------------------------------
          25,000       CA Health Facilities Financing Authority
                       (Stanford Health Care)                               5.000            11/15/2028           25,884
------------------------------------------------------------------------------------------------------------------------


2           |          OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         25,000       CA HFA (Multifamily Hsg.), Series A                  5.900%           02/01/2028     $     25,615
------------------------------------------------------------------------------------------------------------------------
          35,000       CA HFA (Multifamily Hsg.), Series B                  5.500            08/01/2039           35,778
------------------------------------------------------------------------------------------------------------------------
         410,000       CA HFA (Single Family Mtg.), Series A-2 1            6.450            08/01/2025          412,882
------------------------------------------------------------------------------------------------------------------------
       1,205,000       CA HFA, Series A 1                                   4.800            08/01/2012        1,214,375
------------------------------------------------------------------------------------------------------------------------
          25,000       CA HFA, Series A                                     5.600            08/01/2011           25,644
------------------------------------------------------------------------------------------------------------------------
         110,000       CA HFA, Series B                                     5.650            08/01/2014          110,369
------------------------------------------------------------------------------------------------------------------------
         300,000       CA HFA, Series B                                     7.125            08/01/2024          308,091
------------------------------------------------------------------------------------------------------------------------
         365,000       CA HFA, Series B-1 1                                 5.600            08/01/2017          376,202
------------------------------------------------------------------------------------------------------------------------
      11,500,000       CA Pollution Control Financing Authority
                       (Browning-Ferris Industries)                         6.875            11/01/2027       11,553,705
------------------------------------------------------------------------------------------------------------------------
       2,135,000       CA Pollution Control Financing Authority
                       (General Motors Corp.) 1                             5.500            04/01/2008        2,084,166
------------------------------------------------------------------------------------------------------------------------
          20,000       CA Pollution Control Financing Authority
                       (Mobil Oil Corp.) 1                                  5.500            12/01/2029           20,785
------------------------------------------------------------------------------------------------------------------------
         975,000       CA Pollution Control Financing Authority
                       (San Diego Gas & Electric Company) 1                 5.850            06/01/2021          976,248
------------------------------------------------------------------------------------------------------------------------
         145,000       CA Pollution Control Financing Authority
                       (San Diego Gas & Electric Company)                   5.850            06/01/2021          145,274
------------------------------------------------------------------------------------------------------------------------
       3,000,000       CA Pollution Control Financing Authority
                       (Waste Management) 1                                 5.400            04/01/2025        3,103,770
------------------------------------------------------------------------------------------------------------------------
       8,120,000       CA Public Works (Department of Corrections)          5.250            01/01/2021        8,145,091
------------------------------------------------------------------------------------------------------------------------
       2,000,000       CA Public Works (Department of Corrections)          5.500            01/01/2017        2,047,580
------------------------------------------------------------------------------------------------------------------------
          10,000       CA Public Works (Department of Corrections)          5.500            06/01/2019           10,119
------------------------------------------------------------------------------------------------------------------------
         200,000       CA Public Works (Department of General
                       Services)                                            5.000            12/01/2027          205,330
------------------------------------------------------------------------------------------------------------------------
          15,000       CA Public Works (State Universities)                 5.500            12/01/2018           15,014
------------------------------------------------------------------------------------------------------------------------
          50,000       CA Public Works (State Universities)                 5.500            06/01/2019           50,097
------------------------------------------------------------------------------------------------------------------------
          50,000       CA Public Works (State Universities)                 5.500            06/01/2021           50,092
------------------------------------------------------------------------------------------------------------------------
         615,000       CA Public Works (State Universities)                 5.500            06/01/2021          616,132
------------------------------------------------------------------------------------------------------------------------
         870,000       CA Public Works (State Universities)                 5.500            06/01/2021          870,757
------------------------------------------------------------------------------------------------------------------------
         510,000       CA Public Works (Various California
                       Universities Project)                                5.500            06/01/2019          510,974
------------------------------------------------------------------------------------------------------------------------
         105,000       CA Rural Home Mtg. Finance Authority (Single
                       Family Mtg.), Series D                               6.700            05/01/2029          106,023
------------------------------------------------------------------------------------------------------------------------
          25,000       CA Statewide CDA                                     6.625            09/01/2027           25,520
------------------------------------------------------------------------------------------------------------------------
       5,400,000       CA Statewide CDA (Berkeley Montessori School)        7.250            10/01/2033        5,914,944
------------------------------------------------------------------------------------------------------------------------
         265,000       CA Statewide CDA (CA Odd Fellow Hsg.)                5.500            10/01/2023          265,193
------------------------------------------------------------------------------------------------------------------------
         850,000       CA Statewide CDA (Citrus Gardens Apartments)         6.500            07/01/2032          883,839
------------------------------------------------------------------------------------------------------------------------
       1,425,000       CA Statewide CDA (Citrus Gardens Apartments)         9.000            07/01/2032        1,425,128
------------------------------------------------------------------------------------------------------------------------
       4,500,000       CA Statewide CDA (Daughters of Charity) 1            5.250            07/01/2030        4,569,570
------------------------------------------------------------------------------------------------------------------------
       2,000,000       CA Statewide CDA (East Valley Tourist) 1             9.250            10/01/2020        2,184,240
------------------------------------------------------------------------------------------------------------------------
       7,600,000       CA Statewide CDA (East Valley Tourist)              11.000            10/01/2020        7,745,464
------------------------------------------------------------------------------------------------------------------------
       5,000,000       CA Statewide CDA (Fairfield Apartments)              7.250            01/01/2035        5,008,450
------------------------------------------------------------------------------------------------------------------------
       5,000,000       CA Statewide CDA (John F. Kennedy University) 1      6.750            10/01/2033        5,152,350
------------------------------------------------------------------------------------------------------------------------
         550,000       CA Statewide CDA (Kaiser Permanente)                 5.300            12/01/2015          569,124
------------------------------------------------------------------------------------------------------------------------
       2,750,000       CA Statewide CDA (Live Oak School)                   6.750            10/01/2030        2,919,318
------------------------------------------------------------------------------------------------------------------------
       6,000,000       CA Statewide CDA (Marin Montessori School)           7.000            10/01/2033        6,529,680
------------------------------------------------------------------------------------------------------------------------
       1,400,000       CA Statewide CDA (Napa Valley Hospice)               7.000            01/01/2034        1,453,522
------------------------------------------------------------------------------------------------------------------------
       1,650,000       CA Statewide CDA (Notre Dame de Namur
                       University)                                          6.500            10/01/2023        1,682,043
------------------------------------------------------------------------------------------------------------------------


3           |          OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      1,635,000       CA Statewide CDA (Notre Dame de Namur
                       University) 1                                        6.625%           10/01/2033     $  1,672,213
------------------------------------------------------------------------------------------------------------------------
       1,465,000       CA Statewide CDA (Quail Ridge Apartments) 1          6.500            07/01/2032        1,508,305
------------------------------------------------------------------------------------------------------------------------
       2,100,000       CA Statewide CDA (Quail Ridge Apartments) 1          9.000            07/01/2032        2,085,888
------------------------------------------------------------------------------------------------------------------------
         500,000       CA Statewide CDA (Rio Bravo)                         6.300            12/01/2018          508,725
------------------------------------------------------------------------------------------------------------------------
       1,975,000       CA Statewide CDA (Sonoma Country Day School) 1       6.000            01/01/2029        1,901,925
------------------------------------------------------------------------------------------------------------------------
         160,000       CA Statewide CDA (Stonehaven Student Hsg.)           5.875            07/01/2032          169,701
------------------------------------------------------------------------------------------------------------------------
          15,000       CA Statewide CDA (Sutter Health Obligated Group)     5.500            08/15/2034           15,603
------------------------------------------------------------------------------------------------------------------------
       1,000,000       CA Statewide CDA (Sutter Health/Sutter
                       Community Hospitals of Sacramento)                   6.000            08/15/2025        1,021,720
------------------------------------------------------------------------------------------------------------------------
         400,000       CA Statewide CDA (Sycamore) 1                        6.000            03/20/2038          432,044
------------------------------------------------------------------------------------------------------------------------
       4,000,000       CA Statewide CDA (Turning Point)                     6.500            11/01/2031        4,116,080
------------------------------------------------------------------------------------------------------------------------
         500,000       CA Statewide CDA (United Airlines) 1,4               5.700            10/01/2033          236,255
------------------------------------------------------------------------------------------------------------------------
       1,940,000       CA Statewide CDA COP (Windward School) 1             6.900            09/01/2023        2,006,115
------------------------------------------------------------------------------------------------------------------------
       4,500,000       CA Statewide CDA COP INFLOS 2                        8.482 3          10/01/2011        5,229,720
------------------------------------------------------------------------------------------------------------------------
         500,000       CA Statewide CDA, Series A                           5.200            09/02/2025          503,855
------------------------------------------------------------------------------------------------------------------------
       1,900,000       CA Statewide CDA, Series A                           5.350            09/02/2035        1,938,456
------------------------------------------------------------------------------------------------------------------------
       5,000,000       CA Statewide Financing Authority Tobacco
                       Settlement (TASC)                                    6.000            05/01/2037        5,294,450
------------------------------------------------------------------------------------------------------------------------
      11,745,000       CA Statewide Financing Authority Tobacco
                       Settlement (TASC)                                    6.000            05/01/2043       12,436,663
------------------------------------------------------------------------------------------------------------------------
      30,000,000       CA Statewide Financing Authority Tobacco
                       Settlement (TASC)                                    6.000            05/01/2043       31,766,700
------------------------------------------------------------------------------------------------------------------------
      12,665,000       CA University (Systemwide)                           5.000            11/01/2030       13,154,882
------------------------------------------------------------------------------------------------------------------------
       3,835,000       CA Valley Health System COP 1                        6.875            05/15/2023        3,839,909
------------------------------------------------------------------------------------------------------------------------
          75,000       CA Valley Health System, Series A                    6.500            05/15/2025           77,676
------------------------------------------------------------------------------------------------------------------------
         120,000       CA Veterans GO                                       4.700            12/01/2012          120,030
------------------------------------------------------------------------------------------------------------------------
      10,000,000       CA Veterans GO                                       4.700            12/01/2017       10,046,400
------------------------------------------------------------------------------------------------------------------------
       2,500,000       CA Veterans GO 1                                     5.600            12/01/2032        2,555,625
------------------------------------------------------------------------------------------------------------------------
       1,500,000       CA Veterans GO, Series B                             5.450            12/01/2017        1,523,430
------------------------------------------------------------------------------------------------------------------------
       1,800,000       CA Veterans GO, Series BH 1                          5.600            12/01/2032        1,803,096
------------------------------------------------------------------------------------------------------------------------
          55,000       CA Veterans GO, Series BP                            5.500            12/01/2026           55,031
------------------------------------------------------------------------------------------------------------------------
         150,000       CA Veterans GO, Series BR                            5.250            12/01/2026          150,179
------------------------------------------------------------------------------------------------------------------------
         565,000       CA Veterans GO, Series BT                            5.000            12/01/2012          571,548
------------------------------------------------------------------------------------------------------------------------
       6,250,000       CA Veterans GO, Series BT                            5.375            12/01/2016        6,324,313
------------------------------------------------------------------------------------------------------------------------
          25,000       CA Water Resource Devel. GO, Series S                5.500            04/01/2009           25,050
------------------------------------------------------------------------------------------------------------------------
       2,870,000       Calaveras County Special Tax Community
                       Facilities District No. 2                            7.000            09/01/2026        3,141,215
------------------------------------------------------------------------------------------------------------------------
       2,270,000       Campbell Redevel. Agency Tax Allocation              6.600            10/01/2032        2,457,661
------------------------------------------------------------------------------------------------------------------------
       1,415,000       Carson Improvement Bond Act                          7.375            09/02/2022        1,457,026
------------------------------------------------------------------------------------------------------------------------
       6,000,000       Carson Redevel. Agency                               6.000            01/01/2035        6,168,900
------------------------------------------------------------------------------------------------------------------------
       1,350,000       Cathedral City Improvement Bond Act 1915             5.050            09/02/2035        1,326,821
------------------------------------------------------------------------------------------------------------------------
         100,000       Central CA Joint Powers Health Financing
                       Authority COP (Community Hospitals of Central CA)    6.000            02/01/2020          105,546
------------------------------------------------------------------------------------------------------------------------
       1,200,000       Chino Community Facilities District Special Tax      6.000            09/01/2028        1,256,700
------------------------------------------------------------------------------------------------------------------------
       1,340,000       Chino Community Facilities District Special Tax      6.000            09/01/2033        1,393,721
------------------------------------------------------------------------------------------------------------------------
           5,000       Chino Valley Unified School District COP             5.000            09/01/2026            5,162
------------------------------------------------------------------------------------------------------------------------
       6,840,000       Chula Vista Redevel. Agency (Bayfront)               7.625            09/01/2024        7,063,326
------------------------------------------------------------------------------------------------------------------------
         500,000       Chula Vista Redevel. Agency (Bayfront)               8.250            05/01/2024          521,885
------------------------------------------------------------------------------------------------------------------------
       1,825,000       Coalinga Regional Medical Center COP                 5.750            09/01/2024        1,871,465
------------------------------------------------------------------------------------------------------------------------


4           |          OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      3,040,000       Coalinga Regional Medical Center COP                 6.000%           09/01/2034     $  3,072,832
------------------------------------------------------------------------------------------------------------------------
       2,280,000       Colton Community Facilities District Special Tax     7.500            09/01/2020        2,489,646
------------------------------------------------------------------------------------------------------------------------
       2,800,000       Commerce CDC Tax Allocation                          6.000            08/01/2021        2,928,520
------------------------------------------------------------------------------------------------------------------------
          50,000       Culver City Redevel. Finance Authority               5.800            11/01/2013           50,563
------------------------------------------------------------------------------------------------------------------------
       3,335,000       Davis Public Facilities Finance Authority
                       (Mace Ranch Area)                                    6.600            09/01/2025        3,468,967
------------------------------------------------------------------------------------------------------------------------
       5,060,000       East Palo Alto Public Finance Authority
                       (University Circle Gateway)                          5.000            10/01/2029        5,173,901
------------------------------------------------------------------------------------------------------------------------
       3,280,000       East Palo Alto Redevel. Agency Tax Allocation
                       (University Circle-Gateway)                          6.625            10/01/2029        3,483,130
------------------------------------------------------------------------------------------------------------------------
         400,000       Eastern CA Municipal Water District                  5.125            09/01/2035          384,040
------------------------------------------------------------------------------------------------------------------------
       1,500,000       Eastern CA Municipal Water District (Crown
                       Valley Village)                                      5.625            09/01/2034        1,530,750
------------------------------------------------------------------------------------------------------------------------
         835,000       Eastern CA Municipal Water District (Quinta Do
                       Lago)                                                5.100            09/01/2035          809,925
------------------------------------------------------------------------------------------------------------------------
         160,000       Eastern CA Municipal Water District (Serena
                       Hills)                                               6.000            09/01/2033          161,826
------------------------------------------------------------------------------------------------------------------------
       4,000,000       El Dorado County Special Tax                         5.250            09/01/2035        3,961,000
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Escondido Joint Powers Financing Authority
                       (California Center for the Arts)                     6.000            09/01/2018        2,034,600
------------------------------------------------------------------------------------------------------------------------
         700,000       Farmersville Unified School District COP             5.000            08/01/2026          688,849
------------------------------------------------------------------------------------------------------------------------
       1,625,000       Folsom Special Tax Community Facilities
                       District No. 10                                      6.300            09/01/2012        1,737,873
------------------------------------------------------------------------------------------------------------------------
       8,500,000       Folsom Special Tax Community Facilities
                       District No. 10                                      6.875            09/01/2019        9,265,935
------------------------------------------------------------------------------------------------------------------------
          10,000       Fontana Redevel. Agency (Jurupa Hills)               5.500            10/01/2027           10,277
------------------------------------------------------------------------------------------------------------------------
      10,000,000       Foothill Eastern Transportation Corridor
                       Agency Toll Road 1                                   5.880 5          01/15/2030        2,436,600
------------------------------------------------------------------------------------------------------------------------
       5,000,000       Freemont Community Facilities District
                       (Pacific Commons)                                    5.375            09/01/2036        5,022,350
------------------------------------------------------------------------------------------------------------------------
       1,675,000       Hawthorne Community Redevel. Agency
                       Special Tax                                          7.200            10/01/2025        1,777,426
------------------------------------------------------------------------------------------------------------------------
       1,180,000       Hawthorne Community Redevel. Agency
                       Special Tax                                          7.200            10/01/2025        1,252,157
------------------------------------------------------------------------------------------------------------------------
       1,835,000       Hercules Improvement Bond Act 1915                   5.100            09/02/2035        1,753,453
------------------------------------------------------------------------------------------------------------------------
       3,000,000       Hesperia Community Redevel. Agency Tax
                       Allocation                                           5.000            09/01/2035        3,066,480
------------------------------------------------------------------------------------------------------------------------
       3,000,000       Huntington Park Public Financing Authority,
                       Series A 2                                           6.200            10/01/2025        3,099,450
------------------------------------------------------------------------------------------------------------------------
       7,000,000       Independent Cities Lease Finance Authority
                       (Caritas) 6                                          5.200            08/15/2045        7,127,960
------------------------------------------------------------------------------------------------------------------------
         130,000       Independent Cities Lease Finance Authority
                       (El Granada Mobile Home Park)                        6.000            05/15/2034          136,884
------------------------------------------------------------------------------------------------------------------------
       1,275,000       Indio Community Facilities District (Terra Lago)     5.100            09/01/2030        1,234,621
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Indio Community Facilities District (Terra Lago)     5.150            09/01/2035          971,880
------------------------------------------------------------------------------------------------------------------------
       1,090,000       Indio Community Facilities District (Terra Lago)     5.150            09/01/2035        1,059,349
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Indio Improvement Bond Act of 1915 Assessment
                       District No. 2003-03                                 6.125            09/02/2029        2,066,200
------------------------------------------------------------------------------------------------------------------------
       2,820,000       Indio Improvement Bond Act of 1915 Assessment
                       District No. 2004-3                                  5.500            09/02/2030        2,833,169
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Indio Public Financing Authority                     6.100            09/02/2029        2,136,740
------------------------------------------------------------------------------------------------------------------------
       4,250,000       Indio Redevel. Agency Tax, Series B                  6.500            08/15/2034        4,403,298
------------------------------------------------------------------------------------------------------------------------
         455,000       Kern County Hsg. Authority (Pioneer Pines)           6.150            10/20/2043          497,825
------------------------------------------------------------------------------------------------------------------------


5           |          OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      5,000,000       La Verne COP (Bethren Hillcrest Homes) 1             5.600%           02/15/2033     $  5,226,150
------------------------------------------------------------------------------------------------------------------------
       4,500,000       La Verne COP (Bethren Hillcrest Homes)               6.625            02/15/2025        4,896,855
------------------------------------------------------------------------------------------------------------------------
       1,615,000       Lafayette Redevel. Agency Tax 6                      5.000            08/01/2035        1,634,768
------------------------------------------------------------------------------------------------------------------------
       1,710,000       Lake Elsinore Public Financing Authority,
                       Series F                                             7.100            09/01/2020        1,827,015
------------------------------------------------------------------------------------------------------------------------
         690,000       Lake Elsinore Unified School District                5.050            09/01/2035          678,153
------------------------------------------------------------------------------------------------------------------------
       3,400,000       Lake Elsinore Unified School District                5.350            09/01/2035        3,419,958
------------------------------------------------------------------------------------------------------------------------
          20,000       Lathrop Improvement Bond (Mossdale Village)          6.125            09/02/2028           20,436
------------------------------------------------------------------------------------------------------------------------
       3,430,000       Lathrop Improvement Bond Act 1915                    5.100            09/02/2035        3,403,246
------------------------------------------------------------------------------------------------------------------------
       4,500,000       Lathrop Special Tax Community Facilities
                       District No. 03-2                                    7.000            09/01/2033        4,649,490
------------------------------------------------------------------------------------------------------------------------
         750,000       Lincoln Special Tax                                  5.900            09/01/2024          789,660
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Lincoln Special Tax                                  5.950            09/01/2028        1,056,690
------------------------------------------------------------------------------------------------------------------------
       1,305,000       Lindsay Redevel. Agency                              5.000            08/01/2025        1,324,027
------------------------------------------------------------------------------------------------------------------------
       2,290,000       Lindsay Redevel. Agency                              5.000            08/01/2035        2,298,588
------------------------------------------------------------------------------------------------------------------------
          25,000       Loma Linda Collateralized Loan (Redlands)            7.375            06/01/2009           25,069
------------------------------------------------------------------------------------------------------------------------
          25,000       Long Beach Bond Finance Authority (Aquarium of
                       the South Pacific)                                   5.000            11/01/2026           25,706
------------------------------------------------------------------------------------------------------------------------
       3,110,000       Los Angeles Community Facilities District
                       RITES 1,2                                            8.874 3          09/01/2031        3,098,991
------------------------------------------------------------------------------------------------------------------------
       1,475,000       Los Angeles Community Redevel. Agency
                       (Grand Central Square) 1                             5.850            12/01/2026        1,475,811
------------------------------------------------------------------------------------------------------------------------
      14,635,000       Los Angeles Community Redevel. Agency
                       (Manchester Social Services)                         5.000            09/01/2037       14,978,923
------------------------------------------------------------------------------------------------------------------------
       5,400,000       Los Angeles Community Redevel. Agency ROLs 2        11.458 3          09/01/2037        5,907,600
------------------------------------------------------------------------------------------------------------------------
         250,000       Los Angeles County Schools Regionalized
                       Business Services Corp.                              5.125            09/01/2027          250,305
------------------------------------------------------------------------------------------------------------------------
       2,375,000       Los Angeles Dept. of Water & Power RITES 1,2         9.677 3          07/01/2024        2,522,108
------------------------------------------------------------------------------------------------------------------------
         200,000       Los Angeles Dept. of Water & Power, Series A         5.125            07/01/2041          204,412
------------------------------------------------------------------------------------------------------------------------
         350,000       Los Angeles Harbor Dept.                             5.375            11/01/2025          359,804
------------------------------------------------------------------------------------------------------------------------
          10,000       Los Angeles Harbor Dept., Series B                   5.375            11/01/2019           10,247
------------------------------------------------------------------------------------------------------------------------
       5,500,000       Los Angeles Harbor Dept., Series B                   6.000            08/01/2014        5,663,625
------------------------------------------------------------------------------------------------------------------------
       5,230,000       Los Angeles Hsg. (Park Plaza) 1                      5.500            01/20/2043        5,448,039
------------------------------------------------------------------------------------------------------------------------
          25,000       Los Angeles Regional Airports Improvement
                       Corp. (United Airlines) 4                            8.800            11/15/2021           21,809
------------------------------------------------------------------------------------------------------------------------
       2,500,000       Los Angeles USD ROLs 1,2                             8.456 3          07/01/2015        2,997,600
------------------------------------------------------------------------------------------------------------------------
       2,500,000       Los Angeles USD ROLs 1,2                             8.456 3          07/01/2016        2,997,600
------------------------------------------------------------------------------------------------------------------------
       1,500,000       Los Angeles USD ROLs 2                               8.456 3          07/01/2017        1,798,560
------------------------------------------------------------------------------------------------------------------------
          15,000       Los Gatos Union School District                      5.000            08/01/2024           15,572
------------------------------------------------------------------------------------------------------------------------
          65,000       M-S-R Public Power Agency (San Juan)                 6.000            07/01/2022           73,750
------------------------------------------------------------------------------------------------------------------------
       4,550,000       M-S-R Public Power Agency (San Juan) ROLs 2          8.213 3          07/01/2017        4,500,951
------------------------------------------------------------------------------------------------------------------------
         135,000       Madera County COP (Valley Children's Hospital)       5.750            03/15/2028          137,477
------------------------------------------------------------------------------------------------------------------------
          50,000       Marina Community Facilities District Special Tax     6.250            09/01/2023           50,885
------------------------------------------------------------------------------------------------------------------------
       1,375,000       Mendota Joint Powers Financing Authority
                       Wastewater                                           5.150            07/01/2035        1,346,441
------------------------------------------------------------------------------------------------------------------------
         915,000       Menifee Union School District                        5.200            09/01/2030          901,504
------------------------------------------------------------------------------------------------------------------------
         500,000       Menifee Union School District                        5.250            09/01/2035          491,455
------------------------------------------------------------------------------------------------------------------------
         400,000       Menifee Union School District Special Tax            5.200            09/01/2035          389,508
------------------------------------------------------------------------------------------------------------------------
         690,000       Menifee Union School District Special Tax            5.500            09/01/2034          695,837
------------------------------------------------------------------------------------------------------------------------
         385,000       Menifee Union School District Special Tax            5.500            09/01/2034          388,257
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Merced Special Tax                                   5.000            09/01/2030          978,360
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Merced Special Tax                                   5.100            09/01/2035          984,710
------------------------------------------------------------------------------------------------------------------------


6           |          OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         20,000       Mill Valley Community Facilities District
                       Special Tax (Library Renovation)                     5.800%           08/01/2026     $     20,008
------------------------------------------------------------------------------------------------------------------------
          25,000       Mission Viejo Community Devel. (City Hall
                       Construction/Library)                                5.000            05/01/2028           25,524
------------------------------------------------------------------------------------------------------------------------
         480,000       Modesto Irrigation District COP                      5.300            07/01/2022          480,734
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Modesto Irrigation District, Series A                6.000            10/01/2015        1,045,940
------------------------------------------------------------------------------------------------------------------------
       1,165,000       Moreno Valley Unified School District                5.000            09/01/2030        1,131,844
------------------------------------------------------------------------------------------------------------------------
       1,475,000       Moreno Valley Unified School District                5.150            09/01/2035        1,455,191
------------------------------------------------------------------------------------------------------------------------
         875,000       Murrieta Community Facilities District
                       (Murrieta Fields)                                    5.250            09/01/2035          841,181
------------------------------------------------------------------------------------------------------------------------
         240,000       Murrieta Community Facilities District Special
                       Tax                                                  5.125            09/01/2035          237,449
------------------------------------------------------------------------------------------------------------------------
         700,000       Murrieta Community Facilities District Special
                       Tax (Bremerton)                                      5.625            09/01/2034          703,325
------------------------------------------------------------------------------------------------------------------------
       1,810,000       Murrieta Community Facilities District Special
                       Tax (Creekside Village)                              5.200            09/01/2035        1,775,701
------------------------------------------------------------------------------------------------------------------------
       2,500,000       Murrieta Community Facilities District Special
                       Tax (Murrieta Springs)                               5.500            09/01/2034        2,522,750
------------------------------------------------------------------------------------------------------------------------
          25,000       Murrieta Valley Unified School District
                       Special Tax                                          5.250            09/01/2037           25,113
------------------------------------------------------------------------------------------------------------------------
       1,785,000       Murrieta Valley Unified School District
                       Special Tax                                          6.000            09/01/2035        1,862,362
------------------------------------------------------------------------------------------------------------------------
       2,250,000       Norco Special Tax                                    7.000            09/01/2033        2,493,360
------------------------------------------------------------------------------------------------------------------------
       1,320,000       Norco Special Tax Community Facilities
                       District No. 97-1                                    7.100            10/01/2030        1,427,844
------------------------------------------------------------------------------------------------------------------------
       1,025,000       Northern CA Power Agency (Hydroelectric)             5.125            07/01/2023        1,070,449
------------------------------------------------------------------------------------------------------------------------
       7,630,000       Northern CA Tobacco Securitization Authority
                       (TASC)                                               5.375            06/01/2041        7,776,115
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Orange County Community Facilities District
                       (Ladera Ranch), Series A                             6.250            08/15/2030        1,065,490
------------------------------------------------------------------------------------------------------------------------
       2,250,000       Orange County Community Facilities District
                       (Ladera Ranch), Series A                             6.700            08/15/2029        2,513,273
------------------------------------------------------------------------------------------------------------------------
          30,000       Oxnard School District                               5.000            08/01/2031           30,697
------------------------------------------------------------------------------------------------------------------------
         500,000       Palm Springs Improvement Bond Act 1915               5.150            09/02/2030          478,435
------------------------------------------------------------------------------------------------------------------------
          50,000       Palmdale Multifamily Hsg., Series A                  7.375            09/01/2024           50,076
------------------------------------------------------------------------------------------------------------------------
         865,000       Perris Community Facilities District (May
                       Farms)                                               5.100            09/01/2030          843,418
------------------------------------------------------------------------------------------------------------------------
       1,075,000       Perris Community Facilities District (May
                       Farms)                                               5.150            09/01/2035        1,052,619
------------------------------------------------------------------------------------------------------------------------
       1,390,000       Perris Community Facilities District Special Tax     5.300            09/01/2035        1,386,789
------------------------------------------------------------------------------------------------------------------------
       2,085,000       Perris Community Facilities District Special
                       Tax (Amber Oaks)                                     6.000            09/01/2034        2,201,301
------------------------------------------------------------------------------------------------------------------------
         500,000       Perris Community Facilities District Special
                       Tax (Avalon)                                         5.100            09/01/2028          493,920
------------------------------------------------------------------------------------------------------------------------
         550,000       Perris Community Facilities District Special
                       Tax (Avalon)                                         5.150            09/01/2032          539,066
------------------------------------------------------------------------------------------------------------------------
       2,500,000       Perris Community Facilities District Special
                       Tax (Chaparral Ridge)                                6.250            09/01/2033        2,682,950
------------------------------------------------------------------------------------------------------------------------
       1,310,000       Perris Community Facilities District Special
                       Tax, Series A                                        5.750            09/01/2035        1,356,374
------------------------------------------------------------------------------------------------------------------------
       3,605,000       Perris Community Facilities District Special
                       Tax, Series B                                        6.000            09/01/2034        3,806,087
------------------------------------------------------------------------------------------------------------------------
       1,250,000       Perris Public Financing Authority, Series A          6.250            09/01/2033        1,341,475
------------------------------------------------------------------------------------------------------------------------
          95,000       Pittsburg Infrastructure Financing Authority,
                       Series A                                             5.600            09/02/2024           96,782
------------------------------------------------------------------------------------------------------------------------
           5,000       Placerville Public Financing Authority 2             7.500            09/15/2024            4,748
------------------------------------------------------------------------------------------------------------------------
         500,000       Pomona (Single Family Mtg.), Series B                7.500            08/01/2023          653,675
------------------------------------------------------------------------------------------------------------------------


7           |          OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      2,500,000       Port Oakland RITES 2                                 8.070% 3         11/01/2015     $  2,841,200
------------------------------------------------------------------------------------------------------------------------
       2,500,000       Port Oakland RITES 2                                 8.320 3          11/01/2017        2,877,275
------------------------------------------------------------------------------------------------------------------------
       2,430,000       Port Oakland RITES 2                                 9.642 3          11/01/2022        2,663,377
------------------------------------------------------------------------------------------------------------------------
       5,025,000       Port Oakland RITES 2                                 9.642 3          11/01/2032        5,261,678
------------------------------------------------------------------------------------------------------------------------
       2,660,000       Port Oakland RITES 2                                11.142 3          11/01/2025        3,124,808
------------------------------------------------------------------------------------------------------------------------
          25,000       Port of Oakland, Series L                            5.000            11/01/2023           25,570
------------------------------------------------------------------------------------------------------------------------
          85,000       Port of Oakland, Series L                            5.000            11/01/2032           86,000
------------------------------------------------------------------------------------------------------------------------
         750,000       Poway Hsg. (Poinsetta Mobile Home Park)              5.000            05/01/2023          747,833
------------------------------------------------------------------------------------------------------------------------
       1,055,000       Rancho Cucamonga Community Facilities District
                       Special Tax                                          5.125            09/01/2035        1,043,785
------------------------------------------------------------------------------------------------------------------------
       1,520,000       Rancho Cucamonga Community Facilities District
                       Special Tax                                          5.125            09/01/2035        1,503,842
------------------------------------------------------------------------------------------------------------------------
          35,000       Rancho Mirage Redevel. Agency                        5.500            04/01/2029           35,325
------------------------------------------------------------------------------------------------------------------------
          20,000       Rancho Santa Fe Community Services District
                       Special Tax                                          6.600            09/01/2023           21,349
------------------------------------------------------------------------------------------------------------------------
       3,000,000       Redding Electric COP RIBS 1                         10.069 3          07/08/2022        4,126,350
------------------------------------------------------------------------------------------------------------------------
       5,000,000       Rio Elementary School District 6                     5.200            09/01/2035        4,979,350
------------------------------------------------------------------------------------------------------------------------
       4,420,000       Riverside County COP (Family Law) 1                  5.000            11/01/2036        4,537,263
------------------------------------------------------------------------------------------------------------------------
       1,030,000       Riverside County Public Financing Authority          5.000            10/01/2037        1,050,137
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Riverside Special Tax Community Facilities
                       District No. 92-1, Series A                          5.300            09/01/2034        2,005,580
------------------------------------------------------------------------------------------------------------------------
          15,000       Rosemead Redevel. Agency                             5.500            10/01/2018           15,009
------------------------------------------------------------------------------------------------------------------------
          10,000       Sacramento County Airport System, Series A           5.900            07/01/2024           10,348
------------------------------------------------------------------------------------------------------------------------
          35,000       Sacramento County Airport System, Series B           5.750            07/01/2024           35,111
------------------------------------------------------------------------------------------------------------------------
       1,750,000       Sacramento County Sanitation District, Series A 1    5.875            12/01/2027        1,771,455
------------------------------------------------------------------------------------------------------------------------
           5,000       Sacramento Municipal Utility District                5.000            08/15/2028            5,130
------------------------------------------------------------------------------------------------------------------------
         125,000       San Bernardino County COP (Medical Center
                       Financing)                                           5.500            08/01/2024          126,466
------------------------------------------------------------------------------------------------------------------------
         150,000       San Bernardino Joint Powers Financing
                       Authority (Department of Transportation)             5.500            12/01/2020          153,269
------------------------------------------------------------------------------------------------------------------------
       1,850,000       San Bernardino Joint Powers Financing
                       Authority (Tax Allocation) 2                         6.625            04/01/2026        1,996,964
------------------------------------------------------------------------------------------------------------------------
       1,000,000       San Diego County COP                                 5.700            02/01/2028          966,050
------------------------------------------------------------------------------------------------------------------------
       3,750,000       San Diego County COP (Developmental Service
                       Foundation)                                          5.500            09/01/2027        3,761,325
------------------------------------------------------------------------------------------------------------------------
          10,000       San Diego Hsg. Authority (Park Crest
                       Properties)                                          5.450            08/20/2040           10,210
------------------------------------------------------------------------------------------------------------------------
         465,000       San Diego Industrial Devel. (San Diego Gas &
                       Electric Company)                                    5.900            06/01/2018          471,338
------------------------------------------------------------------------------------------------------------------------
          50,000       San Diego Industrial Devel. (San Diego Gas &
                       Electric Company)                                    5.900            06/01/2018           50,430
------------------------------------------------------------------------------------------------------------------------
          40,000       San Diego Industrial Devel. (San Diego Gas &
                       Electric Company)                                    5.900            09/01/2018           40,344
------------------------------------------------------------------------------------------------------------------------
         325,000       San Diego Industrial Devel. (San Diego Gas &
                       Electric Company)                                    5.900            09/01/2018          330,954
------------------------------------------------------------------------------------------------------------------------
          15,000       San Diego Public Facilities Financing Authority      5.000            05/15/2029           15,353
------------------------------------------------------------------------------------------------------------------------
          35,000       San Diego Public Facilities Financing
                       Authority, Series B                                  5.000            05/15/2029           35,823
------------------------------------------------------------------------------------------------------------------------
       1,000,000       San Diego Sewer                                      5.000            05/15/2023        1,001,300
------------------------------------------------------------------------------------------------------------------------
       1,540,000       San Diego Sewer, Series A                            5.000            05/15/2023        1,540,231
------------------------------------------------------------------------------------------------------------------------
       2,730,000       San Diego Sewer, Series A                            5.250            05/15/2020        2,735,105
------------------------------------------------------------------------------------------------------------------------


8           |          OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      1,880,000       San Diego Unified School District GO RITES 2         9.746% 3         07/01/2027     $  2,413,544
------------------------------------------------------------------------------------------------------------------------
       2,445,000       San Diego Unified School District GO RITES 1,2      10.750 3          07/01/2023        3,381,484
------------------------------------------------------------------------------------------------------------------------
          25,000       San Francisco Bay Area Rapid Transit District        5.000            07/01/2028           26,453
------------------------------------------------------------------------------------------------------------------------
          15,000       San Francisco Bay Area Rapid Transit District        5.000            07/01/2028           15,524
------------------------------------------------------------------------------------------------------------------------
         500,000       San Francisco City & County (Golden Gate Park)       5.250            06/15/2017          510,800
------------------------------------------------------------------------------------------------------------------------
          15,000       San Francisco City & County Airports Commission      5.000            05/01/2023           15,478
------------------------------------------------------------------------------------------------------------------------
          90,000       San Francisco City & County Airports Commission      5.000            05/01/2029           90,848
------------------------------------------------------------------------------------------------------------------------
          40,000       San Francisco City & County Airports Commission      5.000            05/01/2030           40,412
------------------------------------------------------------------------------------------------------------------------
          15,000       San Francisco City & County Airports Commission      5.500            05/01/2026           15,279
------------------------------------------------------------------------------------------------------------------------
      10,030,000       San Francisco City & County Airports Commission      5.500            05/01/2026       10,216,357
------------------------------------------------------------------------------------------------------------------------
          50,000       San Francisco City & County Airports Commission      5.625            05/01/2021           50,972
------------------------------------------------------------------------------------------------------------------------
       4,000,000       San Francisco City & County Airports
                       Commission 1                                         5.625            05/01/2021        4,077,760
------------------------------------------------------------------------------------------------------------------------
       1,000,000       San Francisco City & County Airports Commission      5.700            05/01/2014        1,021,210
------------------------------------------------------------------------------------------------------------------------
       1,500,000       San Francisco City & County Redevel. Agency
                       (Mission Bay South)                                  5.150            08/01/2035        1,468,800
------------------------------------------------------------------------------------------------------------------------
         435,000       San Francisco City & County Redevel. Agency
                       (Mission Bay South)                                  5.630 5          08/01/2020          189,195
------------------------------------------------------------------------------------------------------------------------
         590,000       San Francisco City & County Redevel. Agency
                       (Mission Bay South)                                  5.750 5          08/01/2022          225,882
------------------------------------------------------------------------------------------------------------------------
         615,000       San Francisco City & County Redevel. Agency
                       (Mission Bay South)                                  5.800 5          08/01/2023          221,185
------------------------------------------------------------------------------------------------------------------------
         540,000       San Francisco City & County Redevel. Agency
                       (Mission Bay South)                                  5.850 5          08/01/2024          182,007
------------------------------------------------------------------------------------------------------------------------
         420,000       San Francisco City & County Redevel. Agency
                       (Mission Bay South)                                  5.900 5          08/01/2025          133,073
------------------------------------------------------------------------------------------------------------------------
       2,745,000       San Francisco City & County Redevel. Agency
                       (Mission Bay South)                                  5.900 5          08/01/2030          639,311
------------------------------------------------------------------------------------------------------------------------
       6,035,000       San Francisco City & County Redevel. Agency
                       (Mission Bay South)                                  5.960 5          08/01/2034        1,104,465
------------------------------------------------------------------------------------------------------------------------
         450,000       San Francisco City & County Redevel. Financing
                       Authority, Series A                                  5.000            08/01/2017          450,621
------------------------------------------------------------------------------------------------------------------------
       1,000,000       San Francisco State Building Authority (San
                       Francisco Civic Center)                              5.250            12/01/2016        1,040,790
------------------------------------------------------------------------------------------------------------------------
       6,490,000       San Jacinto Financing Authority, Tranche A           6.600            09/01/2033        6,199,637
------------------------------------------------------------------------------------------------------------------------
       6,345,000       San Jacinto Financing Authority, Tranche B           6.600            09/01/2033        5,930,989
------------------------------------------------------------------------------------------------------------------------
       6,530,000       San Jacinto Financing Authority, Tranche C           6.600            09/01/2033        5,634,084
------------------------------------------------------------------------------------------------------------------------
          25,000       San Jose Redevel. Agency                             5.000            08/01/2032           25,459
------------------------------------------------------------------------------------------------------------------------
       1,500,000       San Leandro Community Facilities District No.
                       1 Special Tax                                        6.400            09/01/2019        1,614,060
------------------------------------------------------------------------------------------------------------------------
       2,125,000       San Marcos Public Facilities Authority RITES 2       9.874 3          08/01/2034        2,382,848
------------------------------------------------------------------------------------------------------------------------
       2,150,000       San Marcos Public Facilities Authority RITES 2       9.874 3          08/01/2035        2,379,835
------------------------------------------------------------------------------------------------------------------------
       6,000,000       San Marcos Special Tax                               5.950            09/01/2035        6,250,260
------------------------------------------------------------------------------------------------------------------------
          25,000       San Mateo Sewer, Series A                            5.000            08/01/2025           25,737
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Santa Ana Financing Authority (Mainplace)            5.600            09/01/2019        1,074,350
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Santa Ana Unified School District Special Tax        5.100            09/01/2035          977,300
------------------------------------------------------------------------------------------------------------------------
         300,000       Santa Monica Community College District              5.750            07/01/2020          306,624
------------------------------------------------------------------------------------------------------------------------
       3,895,000       Santaluz Special Tax Community Facilities
                       District No. 2                                       6.375            09/01/2030        3,949,569
------------------------------------------------------------------------------------------------------------------------
          20,000       Sonoma County Community Redevel. Agency
                       (Roseland)                                           7.900            08/01/2013           20,204
------------------------------------------------------------------------------------------------------------------------


9           |          OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      1,585,000       South El Monte Improvement District
                       (Merged Aera)                                        5.000%           08/01/2030     $  1,597,506
------------------------------------------------------------------------------------------------------------------------
       5,245,000       South El Monte Improvement District
                       (Merged Aera)                                        5.000            08/01/2035        5,267,763
------------------------------------------------------------------------------------------------------------------------
       2,000,000       South Tahoe Joint Powers Financing Authority         5.000            10/01/2035        2,054,240
------------------------------------------------------------------------------------------------------------------------
       2,580,000       Southern CA Logistics Airport Authority RITES 2      9.805 3          12/01/2035        2,644,216
------------------------------------------------------------------------------------------------------------------------
         150,000       Southern CA Public Power Authority RIBS              8.877 3          07/01/2012          151,569
------------------------------------------------------------------------------------------------------------------------
       1,270,000       Southern CA Tobacco Securitization Authority
                       (TASC)                                               5.500            06/01/2036        1,305,192
------------------------------------------------------------------------------------------------------------------------
       4,150,000       Southern CA Tobacco Securitization Authority
                       (TASC)                                               6.000            06/01/2043        4,289,689
------------------------------------------------------------------------------------------------------------------------
         135,000       Stockton Public Financing Authority, Series A        5.875            09/02/2016          135,392
------------------------------------------------------------------------------------------------------------------------
       2,250,000       Tejon Ranch Public Facilities Finance
                       Authority Special Tax (Community Facilities
                       District No. 1)                                      7.200            09/01/2030        2,324,790
------------------------------------------------------------------------------------------------------------------------
       2,000,000       Temecula Valley Unified School District              5.500            09/01/2035        2,029,700
------------------------------------------------------------------------------------------------------------------------
          75,000       Thousand Oaks Redevel. Agency                        5.000            12/01/2020           75,093
------------------------------------------------------------------------------------------------------------------------
       4,560,000       Trinity County COP 2                                 8.500            01/15/2026        4,514,354
------------------------------------------------------------------------------------------------------------------------
          60,000       Turlock Public Financing Authority                   5.450            09/01/2024           60,877
------------------------------------------------------------------------------------------------------------------------
       1,600,000       Tustin Community Facilities District Special
                       Tax (John Lang Homes)                                5.500            09/01/2034        1,637,504
------------------------------------------------------------------------------------------------------------------------
       2,650,000       Upland Community Facilities District Special
                       Tax (San Antonio)                                    6.100            09/01/2034        2,799,752
------------------------------------------------------------------------------------------------------------------------
         250,000       Vacaville Public Financing Authority                 5.400            09/01/2022          251,040
------------------------------------------------------------------------------------------------------------------------
       2,200,000       Val Verde Unified School District                    5.000            01/01/2030        2,264,240
------------------------------------------------------------------------------------------------------------------------
       2,500,000       Val Verde Unified School District 1                  5.000            01/01/2035        2,563,600
------------------------------------------------------------------------------------------------------------------------
         415,000       Val Verde Unified School District Special Tax        5.450            09/01/2036          418,030
------------------------------------------------------------------------------------------------------------------------
         850,000       Vallejo COP (Marine World Foundation) 2              7.000            02/01/2017          887,103
------------------------------------------------------------------------------------------------------------------------
       1,000,000       Vallejo COP (Marine World Foundation) 2              7.200            02/01/2026        1,043,250
------------------------------------------------------------------------------------------------------------------------
          30,000       Vallejo Public Financing Authority COP               5.250            07/15/2029           31,655
------------------------------------------------------------------------------------------------------------------------
       1,060,000       Valley Sanitation District                           5.000            09/02/2025        1,029,408
------------------------------------------------------------------------------------------------------------------------
       1,375,000       Valley Sanitation District                           5.200            09/02/2030        1,354,719
------------------------------------------------------------------------------------------------------------------------
       1,160,000       Victor Valley Union High School District             5.100            09/01/2035        1,133,668
------------------------------------------------------------------------------------------------------------------------
         500,000       Victorville Special Tax                              5.050            09/01/2030          500,245
------------------------------------------------------------------------------------------------------------------------
         450,000       Victorville Special Tax                              5.125            09/01/2035          445,217
------------------------------------------------------------------------------------------------------------------------
       4,000,000       Western Hills Water District Special Tax
                       (Diablo Grande Community Facilities)                 6.125            09/01/2031        4,077,400
------------------------------------------------------------------------------------------------------------------------
         705,000       Western Hills Water District Special Tax
                       (Diablo Grande Community Facilities)                 6.875            09/01/2031          746,137
------------------------------------------------------------------------------------------------------------------------
       1,570,000       Westlands Water District RITES 1,2                   9.857 3          09/01/2030        1,756,076
------------------------------------------------------------------------------------------------------------------------
       2,645,000       Westlands Water District RITES 1,2                   9.857 3          09/01/2035        2,918,123
------------------------------------------------------------------------------------------------------------------------
       2,635,000       Yuba County Community Facilities District
                       Special Tax                                          5.125            09/01/2035        2,587,386
------------------------------------------------------------------------------------------------------------------------
          15,000       Yucaipa Redevel. Agency (Eldorado Palms Mobile
                       Home)                                                6.000            05/01/2030           15,401
                                                                                                           -------------
                                                                                                             850,538,190
U.S. POSSESSIONS--10.6%
       3,250,000       Northern Mariana Island Ports Authority,
                       Series A                                             5.500            03/15/2031        3,203,850
------------------------------------------------------------------------------------------------------------------------
      50,000,000       Puerto Rico Children's Trust Fund (TASC)             6.290 5          05/15/2050        3,078,000
------------------------------------------------------------------------------------------------------------------------
       2,245,000       Puerto Rico HBFA 1                                   6.250            04/01/2029        2,291,337
------------------------------------------------------------------------------------------------------------------------
         800,000       Puerto Rico HFC (Homeowner Mtg.)                     5.200            12/01/2032          825,304
------------------------------------------------------------------------------------------------------------------------


10          |          OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON            MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$      4,000,000       Puerto Rico Highway & Transportation
                       Authority, Series G 1                                5.000%           07/01/2033     $  4,019,960
-------------------------------------------------------------------------------------------------------------------------
       2,000,000       Puerto Rico Highway & Transportation
                       Authority, Series K                                  5.000            07/01/2030        2,016,660
-------------------------------------------------------------------------------------------------------------------------
       5,000,000       Puerto Rico Highway & Transportation
                       Authority, Series K                                  5.000            07/01/2035        5,026,300
-------------------------------------------------------------------------------------------------------------------------
      13,000,000       Puerto Rico Highway & Transportation
                       Authority, Series K                                  5.000            07/01/2045       13,008,970
-------------------------------------------------------------------------------------------------------------------------
       5,510,000       Puerto Rico ITEMECF (Cogeneration Facilities) 1      6.625            06/01/2026        5,926,887
-------------------------------------------------------------------------------------------------------------------------
       2,710,000       Puerto Rico ITEMECF (Mennonite General
                       Hospital) 1                                          6.500            07/01/2012        2,724,797
-------------------------------------------------------------------------------------------------------------------------
      22,400,000       Puerto Rico Port Authority (American
                       Airlines), Series A 1                                6.250            06/01/2026       15,542,016
-------------------------------------------------------------------------------------------------------------------------
      27,000,000       V.I.  Public Finance Authority (Hovensa Coker)       6.500            07/01/2021       30,477,330
-------------------------------------------------------------------------------------------------------------------------
       4,515,000       V.I.  Public Finance Authority, Series A 1           6.375            10/01/2019        5,053,098
-------------------------------------------------------------------------------------------------------------------------
       5,150,000       V.I.  Public Finance Authority, Series E 1           6.000            10/01/2022        5,350,232
                                                                                                         ----------------
                                                                                                              98,544,741
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $910,004,990)--101.8%                                                      949,082,931
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.8)                                                                 (16,598,463)

                                                                                                        -----------------
NET ASSETS--100.0%                                                                                          $932,484,468
                                                                                                        =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security has been segregated for collateral to cover borrowings. See accompanying Notes to Quarterly Statement of Investments.

2. Illiquid security. The aggregate value of illiquid securities as of October 31, 2005 was $89,162,563, which represents 9.56% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.

4. Issue is in default. Non-income producing. See accompanying Notes to Quarterly Statement of Investments.

5. Represents a zero coupon bond.

6. When-issued security or forward commitment to be delivered and settled after October 31, 2005. See accompanying Notes to Quarterly Statement of Investments.


11          |          OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  OCTOBER 31, 2005 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                        20.1%
AA                                                                          5.9
A                                                                           7.2
BBB                                                                        48.3
BB                                                                          1.8
B                                                                           0.5
CCC                                                                         1.6
Not Rated                                                                  14.6
                                                                          ------
TOTAL                                                                     100.0%
                                                                          ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG         Association of Bay Area Governments
CDA          Communities Development Authority
CDC          Community Development Corp.
COP          Certificates of Participation
GO           General Obligation
HBFA         Housing Bank and Finance Agency
HFA          Housing Finance Agency/Authority
HFC          Housing Finance Corp.
INFLOS       Inverse Floating Rate Securities
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental
             Community Facilities
RIBS         Residual Interest Bonds
RITES        Residual Interest Tax Exempt Security
ROLs         Residual Option Longs
TASC         Tobacco Settlement Asset-Backed Bonds
USD          Unified School District
V.I.         United States Virgin Islands


12          |          OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                    VALUE        PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                          $204,102,482          21.5%
Special Tax                                           182,336,659          19.2
Special Assessment                                    138,162,951          14.6
Municipal Leases                                       70,852,540           7.5
Marine/Aviation Facilities                             44,335,425           4.7
General Obligation                                     39,589,701           4.2
Pollution Control                                      34,578,133           3.6
Higher Education                                       27,738,183           2.9
Multifamily Housing                                    27,232,845           2.9
Highways/Railways                                      26,508,490           2.8
Education                                              24,451,982           2.6
Hospital/Health Care                                   23,228,281           2.3
Resource Recovery                                      16,054,656           1.7
Airlines                                               15,800,080           1.7
Adult Living Facilities                                15,171,255           1.6
Electric Utilities                                     12,908,800           1.4
Sales Tax Revenue                                      10,445,307           1.1
Hotels, Restaurants & Leisure                           9,929,704           1.0
Water Utilities                                         8,767,418           0.9
Sewer Utilities                                         7,125,004           0.8
Single Family Housing                                   6,174,235           0.7
Manufacturing, Durable Goods                            2,084,166           0.2
Gas Utilities                                           1,038,340           0.1
Not-for-Profit Organization                               466,294           0.0
                                                     ---------------------------
Total                                                $949,082,931         100.0%
                                                     ===========================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $910,012,796
                                              =============

Gross unrealized appreciation                 $ 45,539,973
Gross unrealized depreciation                   (6,469,838)
                                              -------------
Net unrealized appreciation                   $ 39,070,135
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


13          |          OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Oppenheimer California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of October 31, 2005, the Fund had purchased $13,725,851 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $81,894,613 as of October 31, 2005.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2005, securities with an aggregate market value of $258,064, representing 0.03% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of October 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.8999% as of October 31, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.


14          |          OPPENHEIMER CALIFORNIA MUNICIPAL FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund


By:   /s/ John V. Murphy
      ------------------
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005